FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Troob Capital Management (Offshore) LLC
Address:          777 Westchester Avenue, Suite 203
                  White Plains, New York 10604

13F File Number:  028-11215

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is
      understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas Troob
Title:  Managing Member
Phone:  (914) 694-5777

Signature, Place, and Date of Signing:

/s/ Douglas Troob
--------------------------------------
(Signature)

White Plains, New York
--------------------------------------
(City, State)

November 7, 2007
--------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 20

Form 13F Information Table Value Total: $43,072 (thousands)

List of Other Included Managers:

         None


                                                            FORM 13F

QTR ENDED: 9/30/07               Name of Reporting Managers: Troob Capital Management (Offshore) LLC           (SEC USE ONLY)

        Item 1:            Item 2:           Item3:   Item 4:          Item 5:       Item 6:   Item 7:             Item 8:
     Name of Issuer     Title of Class       CUSIP  Fair Market Shares or          Investment  Other         Voting Authority
                                                      Value     Principal Sh/ Put/ Discretion Managers
                                                    (x $1000)   Amount    Prn Call                      (a) Sole (b) Shared (c) None
Bon-Ton Stores                COM           09776J101  1,160        51,053 SH          Sole                 51,053
Bowater, Inc.                 COM           102183100  1,007        67,471 SH          Sole                 67,471
CVS/Caremark Corp             COM           126650900  1,057         2,858 SH  Calls   Sole                  2,858
Celanese Corp                 COM SER A     150870103  1,491        38,254 SH          Sole                 38,254
Chiquita Brands Int           COM           170032809    341        21,562 SH          Sole                 21,562
Comcast Corp New              COM           20030N900    180           922 SH  Calls   Sole                    922
Constar International Inc New COM           21036U107  3,123       675,877 SH          Sole                675,877
Goodyear Tire & Rubber Co.    COM           382550101  8,771       288,435 SH          Sole                288,435
Hayz Lemmerz Intl             COM NEW       420781304  9,322     2,240,851 SH          Sole              2,240,851
Ishares Russell 2000          COM           464287955    622         3,795 SH  Puts    Sole                  3,795
Ishares Russell 2000          COM           464287955    170           813 SH  Puts    Sole                    813
Materials Select SPDR         SBI MATERIALS 81369Y900    657         3,753 SH  Calls   Sole                  3,753
Nalco Holdings                COM           62985Q101  2,567        86,590 SH          Sole                 86,590
Northwest Airlines Corp       COM           667280408  4,267       239,694 SH          Sole                239,694
Orbcomm Inc                   COM           68555P100  2,825       375,140 SH          Sole                375,140
Orbcomm Inc                   COM           68555P900     20         3,944 SH  Calls   Sole                  3,944
Pilgrim's Pride Corp.         COM           721467108  5,117       147,338 SH          Sole                147,338
Sally Beauty Holdings         COM           79546E904    113         3,475 SH  Calls   Sole                  3,475
Superior Industries Intl      COM           868168955     38           469 SH  Puts    Sole                    469
Time Warner Inc               COM           887317905    224           886 SH  Calls   Sole                    886


                                      Value Total:  43,072

                                       Entry Total:     20
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